Additional disclosure requirements - Schedule of preference shares and preferred securities by issuer (Details) € in Millions, £ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)
Santander UK plc, October 1995 | Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £		£ 80.3
Interest rate	10.375%	10.375%	10.375%
Santander UK plc, February 1996 | Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £		£ 80.3
Interest rate	10.375%	10.375%	10.375%
Banco Santander, S.A., September 2017
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term	6 years
Reference rate	5-year Mid-Swap Rate
Banco Santander, S.A., September 2017 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 1,000.0
Interest rate	5.25%	5.25%	5.25%
Adjustment to reference rate, after initial interest rate period	4.999%	4.999%	4.999%
Banco Santander, S.A., March 2018
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term	7 years
Reference rate	Mid-Swap Rate
Banco Santander, S.A., March 2018 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 1,500.0
Interest rate	4.75%	4.75%	4.75%
Adjustment to reference rate, after initial interest rate period	4.097%	4.097%	4.097%
Banco Santander, S.A., February 2019
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term	5 years
Reference rate	Mid-Swap Rate
Reprice term	5 years
Banco Santander, S.A., February 2019 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $			$ 1,200.0
Interest rate	7.50%	7.50%	7.50%
Adjustment to reference rate, after initial interest rate period	4.989%	4.989%	4.989%
Banco Santander, S.A., January 2020
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term	6 years
Reference rate	5-year Mid-Swap Rate
Reprice term	5 years
Banco Santander, S.A., January 2020 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 1,500.0
Interest rate	4.375%	4.375%	4.375%
Adjustment to reference rate, after initial interest rate period	4.534%	4.534%	4.534%
Banco Santander, S.A., May 2021 | US Dollar
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term	6 years
Reference rate	5-year UST
Reprice term	5 years
Banco Santander, S.A., May 2021 | Euro
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term	7 years
Reference rate	5-year Euro mid-swap
Reprice term	5 years
Banco Santander, S.A., May 2021 | Preferred securities | US Dollar
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $			$ 1,000.0
Interest rate	4.75%	4.75%	4.75%
Adjustment to reference rate, after initial interest rate period	3.753%	3.753%	3.753%
Banco Santander, S.A., May 2021 | Preferred securities | Euro
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 750.0
Interest rate	4.125%	4.125%	4.125%
Adjustment to reference rate, after initial interest rate period	4.311%	4.311%	4.311%
Banco Santander, S.A., September 2021
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term	8 years
Reference rate	5-year Mid-Swap Rate.
Reprice term	5 years
Banco Santander, S.A., September 2021 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 1,000.0
Interest rate	3.625%	3.625%	3.625%
Adjustment to reference rate, after initial interest rate period	3.76%	3.76%	3.76%
Santander Finance Preferred, S.A. (Unipersonal), September 2004 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 144.0
Santander Finance Preferred, S.A. (Unipersonal), September 2004 | CMS 10 interest rate | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate	8.00%	8.00%	8.00%
Variable interest rate	0.05%	0.05%	0.05%